SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carry forward	$ 8,486,000	$ 7,306,000
Arbitration accrual	414,000	414,000
Stock compensation and other	570,000	483,000
Deferred tax assets before valuation allowance	9,470,000	8,203,000
Valuation allowance	(9,470,000)	(8,203,000)
Net deferred tax asset